Profit Before Income Tax Expenses	12 Months Ended
Mar. 31, 2025
Profit Before Income Tax Expenses [Abstract]
PROFIT BEFORE INCOME TAX EXPENSES

NOTE 12 — PROFIT BEFORE INCOME TAX EXPENSES

Income before tax expenses has arrived after charging/(crediting):

	Year ended March 31,
	2025	2024	2023
	US$	US$	US$
Depreciation of property, plant and equipment	116,528	115,810	92,639
Amortisation of right-of-use assets	157,428	182,543	133,411
Directors’ remuneration	186,113	222,347	218,067

Staff costs (excluding directors’ remuneration):
Salaries and other benefits	264,972	418,370	468,347
Staff welfare	3,105	5,830	7,701
Defined contribution retirement plan contributions	11,608	20,216	21,960
Total staff costs	279,685	444,416	498,008